Recoverable Cash Advances	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Recoverable Cash Advances
2.5.13 Recoverable Cash Advances

(€‘000)	As at June 30, 2021	As at December 31, 2020
Non-Current portion	4 935	4 220
Current portion	340	371

Total Recoverable Cash Advances	5 275	4 590

The change in the recoverable cash advances liability at the statement of financial position date mainly reflects both the new grants received in current year as well as the remeasurement of the liability at amortized cost, based on the Group’s business plan and sales forecast for its CAR T product candidates (see disclosure note 2.5.6).
Underlying R&D is ongoing and no exploitation decisions are expected before mid-2022
with the exception of the convention 1910028
(CYAD-203),
convention 8087
(CYAD-01
DEPLETHINK) and 8088
(CYAD-02
CYCLE-1)
for which an exploitation decision is expected during the first half of 2022.